Provision for Income Taxes (Details) $ in Millions		12 Months Ended
	Mar. 21, 2018 HKD ($)	Jun. 30, 2025 USD ($)
Provision for Income Taxes [Line Items]
Singapore corporate income tax at a rate		17.00%
Profits tax	$ 2	$ 2,000,000
Assessable profits tax	8.25%	16.50%
Profit taxed		$ 2
Taxed percent	16.50%	16.50%
Effective Income Tax Rate Reconciliation, Tax Credit, Other, Percent	16.50%	16.50%
HONG KONG
Provision for Income Taxes [Line Items]
Taxed percent		8.25%
Effective Income Tax Rate Reconciliation, Tax Credit, Other, Percent		8.25%